CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP	12 Months Ended
Jun. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE K - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2016 and 2015, and the results of its operations and its cash flows for the fiscal years ended June 30, 2016 and 2015.

KENTUCKY FIRST FEDERAL BANCORP
BALANCE SHEETS
June 30, 2016 and 2015
(In thousands)

	2016	2015

ASSETS

Interest-bearing deposits in First Federal of Hazard	$539	$572
Interest-bearing deposits in First Federal of Kentucky	1,391	985
Other interest-bearing deposits	18	15
Investment in First Federal of Hazard	18,216	17,795
Investment in Frankfort First	46,824	47,539
Prepaid expenses and other assets	564	580

Total assets	$67,552	$67,486

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$37	$173

Total liabilities	37	173

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,639	34,638

Retained earnings	34,732	34,711

Unearned employee stock ownership plan (ESOP)	(1,036)	(1,223)
Treasury shares at cost, 112,563 common shares at June 30, 2016 and 2015	(937)	(937)
Accumulated other comprehensive income	31	38
Total shareholders’ equity	67,515	67,313

Total liabilities and shareholders’ equity	$67,552	$67,486

KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF INCOME
Years ended June 30, 2016 and 2015
(Dollar amounts in thousands)

	2016	2015
Income
Interest income	$86	$99
Dividends from First Federal of Hazard	—	—
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	186	354
Dividends from Frankfort First	2,057	1,612
Equity in undistributed earnings of Frankfort First	(493)	370
Total income	1,836	2,435

Non-interest expenses	462	495

Earnings before income taxes	1,374	1,940

Federal income tax expense (benefit)	(127)	(129)

NET INCOME	$1,501	$2,069

KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF CASH FLOWS
For Years ended June 30, 2016 and 2015
(Dollar amounts in thousands)

	2016	2015
Cash flows from operating activities:
Net earnings for the year	$1,501	$2,069
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	307	(815)
Noncash compensation expense	188	187
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(4)	59
Other liabilities	(136)	140
Net cash provided by operating activities	1,856	1,640

	2016	2015
Cash flows from financing activities:
Dividends paid on common stock	(1,480)	(1,385)
Repurchase of treasury shares	—	(698)
Net cash used in financing activities	(1,480)	(2,083)

Net increase (decrease) in cash and cash equivalents	376	(443)

Cash and cash equivalents at beginning of year	1,572	2,015

Cash and cash equivalents at end of year	$1,948	$1,572